Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income taxes [Abstract]
Income tax expense reconciled to Income / (loss)
The income tax expense for each year can be reconciled to Income / (loss) before tax as follows:

	For the Years Ended December 31,
in CHF thousands	2017	2016	2015
Income / (loss) before income tax	(26,411)	(7,096)	20,270
Tax expense / (benefit) calculated at the statutory rate of 20.5% (21% for 2016 and 22% for 2015)	(5,420)	(1,504)	4,566
Effect of Swiss Tax Holidays	-	-	-
Permanent differences	40	(166)	-
Effect of unrecognized carry forward tax loss	-	-	(4,566)
Effect of unused tax losses and tax offsets not recognized as deferred tax assets	5,380	1,670	-
Effective income tax rate benefit / (expense)	-	-	-

Unrecognized deductible temporary differences, unused tax losses and unused tax credits
In 2015, AC Immune was able to apply tax loss carryforwards to reduce its effective tax rate to zero.

	For the Years Ended December 31,
in CHF thousands	2017	2016	2015
Unrecognized deductible temporary differences, unused tax losses and unused tax credits
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:
- Tax losses	62,575	36,707	29,079
- Deductible temporary differences related to the retirement benefit plan	4,926	3,798	2,787

Total	67,501	40,505	31,866

Tax losses expiry dates
Deductible temporary differences related to the retirement benefit plan do not expire. Tax losses expiry dates are shown in the table below:

in CHF thousands	2017	2016	2015
Tax losses split by expiry date
December 31, 2017	-	-	-
December 31, 2018	2,175	2,175	2,175
December 31, 2019	16,566	16,566	16,566
December 31, 2020	10,338	10,338	10,388
December 31, 2021	-	-	-
December 31, 2022	-	-	-
December 31, 2023	7,628	7,628	-
December 31, 2024	25,868	-	-
Total	62,575	36,707	29,079